Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
10	LEASES
As of December 31, 2023 and 2024, the weighted average remaining lease term for the Group’s operating leases were 1.29 years and 2.43 years, respectively, and the corresponding weighted average discount rates were 5.66% and 3.71%, respectively.
The components of lease cost were as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Operating lease cost	37,447	35,197	26,494	3,630
Short-term lease cost	2,267	1,971	5,347	733

Total lease cost	39,714	37,168	31,841	4,363

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	37,811	37,700	27,385	3,752
ROU assets obtained in exchange for operating lease liabilities	4,311	—	65,841	9,020

Future lease payments under operating leases as of December 31, 2024 were as follows:

	Operating leases
	RMB	US$
Years ending December 31,
2025	26,100	3,576
2026	16,097	2,205
2027	12,539	1,718
2028	—	—
2029	—	—

Total future lease payments	54,736	7,499
Less: imputed interest	(2,415)	(331)

Total lease liability balance	52,321	7,168